CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share Based Compensation Expense					¥ 996,417
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	$ 5,994	¥ 39,273	¥ 0	$ 103,485	678,014	¥ 517	¥ 1,630
Research and Development Expense [Member]
Share Based Compensation Expense	$ 7,785	¥ 51,003	¥ 0	$ 48,598	¥ 318,403	¥ 0	¥ 0